Morgan Stanley Institutional Fund Trust

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

February 4, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 205549

Re:	Morgan Stanley Institutional Fund Trust

File Number: 2-89729, 811-03980

Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Fund Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A, filed on January 30, 2008, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 30, 2008, accession number 0001193125-08-015568.

If you have any questions or comments regarding this filing, please call Elisa Mitchell at (630) 684-6724.

Very truly yours,

Morgan Stanley Institutional Fund Trust

/s/ Elisa Mitchell
Elisa Mitchell